Foreclosed Assets (Q2) (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($) Property		Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Property		Dec. 31, 2016 USD ($)
FORECLOSED ASSETS [Abstract]
Balance, beginning of period	$ 789	[1]	$ 1,011	$ 1,011		$ 1,994
Additions	1,618		0	520		609
Proceeds from sale	(210)		(211)	(523)		(1,165)
Valuation adjustment	(248)		(193)	(195)		(373)
Gains/(losses) on sales	22		(24)	(24)		(54)
Balance, end of period	$ 1,971		$ 583	$ 789	[1]	$ 1,011
Number of foreclosed residential real estate property | Property	2			1
Foreclosed residential real estate	$ 837			$ 196
Mortgage loans in process of foreclosure	$ 0			$ 449

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.